Schedule of Stock by Class (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Capital Stock Schedule Of Stock By Class 1	$ 0
Capital Stock Schedule Of Stock By Class 2	100,000,000
Capital Stock Schedule Of Stock By Class 3	0.00001
Capital Stock Schedule Of Stock By Class 4	20,000,000
Capital Stock Schedule Of Stock By Class 5	0.00001
Capital Stock Schedule Of Stock By Class 7	50,302,921
Capital Stock Schedule Of Stock By Class 8	49,890,421
Capital Stock Schedule Of Stock By Class 9	503
Capital Stock Schedule Of Stock By Class 10	499
Capital Stock Schedule Of Stock By Class 1		100,000,000
Capital Stock Schedule Of Stock By Class 2		0.00001
Capital Stock Schedule Of Stock By Class 3		20,000,000
Capital Stock Schedule Of Stock By Class 4		0.00001
Capital Stock Schedule Of Stock By Class 5		49,890,421
Capital Stock Schedule Of Stock By Class 6		48,895,028
Capital Stock Schedule Of Stock By Class 7		499
Capital Stock Schedule Of Stock By Class 8		$ 489